Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.
#: 1
	$ 1,329,660,000	Taxes	CANADA		Government of Canada
#: 2
	260,000	Fees	CANADA		Government of Canada
#: 3
	206,390,000	Taxes	CANADA	BRITISH COLUMBIA	Government of British Columbia
#: 4
	1,230,000	Fees	CANADA	BRITISH COLUMBIA	Government of British Columbia
#: 5
	1,800,000	Royalties	CANADA		Citxw Nlaka'pamux Assembly
#: 6
	6,740,000	Fees	CANADA		Citxw Nlaka'pamux Assembly
#: 7
	7,800,000	Fees	CANADA		Nhwelmen Construction GP Ltd.
#: 8
	6,190,000	Taxes	CANADA	ALBERTA	Government of Alberta
#: 9
	4,130,000	Royalties	CANADA		Nlaka'pamux Nation Tribal Council
#: 10
	700,000	Fees	CANADA		Nlaka'pamux Nation Tribal Council
#: 11
	3,400,000	Taxes	CANADA	BRITISH COLUMBIA	District of Logan Lake
#: 12
	1,570,000	Royalties	CANADA		Lower Nicola Indian Band
#: 13
	1,700,000	Fees	CANADA		Lower Nicola Indian Band
#: 14
	1,040,000	Fees	CANADA		Cooks Ferry Indian Band
#: 15
	290,000	Fees	CANADA	BRITISH COLUMBIA	British Columbia Securities Commission
#: 16
	260,000	Fees	CANADA		Stk'emlupsemc Te Secwepemc Nation
#: 17
	230,000	Taxes	CANADA	BRITISH COLUMBIA	City of Kimberley
#: 18
	230,000	Fees	CANADA		Tahltan Nation
#: 19
	140,000	Fees	CANADA		Kanaka Bar Indian Band
#: 20
	169,310,000	Taxes	PERU		Government of Peru
#: 21
	6,820,000	Fees	PERU		Government of Peru
#: 22
	11,250,000	Infrastructure	PERU		Government of Peru
#: 23
	71,960,000	Taxes	UNITED STATES		Government of United States
#: 24
	43,550,000	Taxes	UNITED STATES	ALASKA	District of Northwest Arctic Borough
#: 25
	15,990,000	Taxes	UNITED STATES	ALASKA	State of Alaska
#: 26
	1,320,000	Fees	UNITED STATES	ALASKA	State of Alaska
#: 27
	450,000	Taxes	UNITED STATES	MINNESOTA	St. Louis
#: 28
	190,000	Fees	UNITED STATES	MINNESOTA	St. Louis
#: 29
	340,000	Fees	UNITED STATES	MINNESOTA	State of Minnesota
#: 30
	290,000	Taxes	UNITED STATES	WISCONSIN	State of Wisconsin
#: 31
	230,000	Fees	UNITED STATES	NEW MEXICO	State of New Mexico
#: 32
	150,000	Taxes	UNITED STATES	WASHINGTON	City of Pend Oreille
#: 33
	130,000	Fees	UNITED STATES	COLORADO	State of Colorado
#: 34
	130,000	Fees	UNITED STATES	OREGON	State of Oregon
#: 35
	23,470,000	Taxes	CHILE		Government of Chile
#: 36
	3,110,000	Fees	CHILE		Government of Chile
#: 37
	920,000	Taxes	CHILE	REGIÃ“N METROPOLITANA DE SANTIAGO	Municipality of Las Condes
#: 38
	760,000	Taxes	CHILE	COQUIMBO	Municipality of Andacollo
#: 39
	150,000	Fees	CHILE	COQUIMBO	Municipality of Andacollo
#: 40
	870,000	Taxes	CHILE	TARAPACÃ	Municipality of Pica
#: 41
	580,000	Fees	CHILE		Salar de Coposa Aymara Indigenous Association
#: 42
	540,000	Fees	CHILE		Sallihuinca Indigenous Association
#: 43
	460,000	Fees	CHILE		Quechua Indigenous Community of Huatacondo
#: 44
	260,000	Fees	CHILE		Quechua Indigenous Community of Ollague
#: 45
	240,000	Fees	CHILE		Yatin UTA Matilla's Indigenous Association
#: 46
	210,000	Fees	CHILE		Aymara Indigenous Livestock and Cultural Association
#: 47
	200,000	Taxes	CHILE	TARAPACÃ	Municipality of Iquique
#: 48
	190,000	Fees	CHILE		Nascent Collahuasi Aymara Indigenous Association
#: 49
	110,000	Fees	CHILE		Aymara Indigenous Association of Chanavaya Cove
#: 50
	210,000	Taxes	TÃœRKIYE		Government of Turkey
#: 51
	330,000	Fees	TÃœRKIYE		Government of Turkey
#: 52
	280,000	Fees	AUSTRALIA	WESTERN AUSTRALIA	Government of Western Australia
#: 53
	190,000	Fees	AUSTRALIA	NORTHERN TERRITORY	Northern Territory Government
#: 54
	$ 360,000	Fees	MEXICO		Government of Mexico